UNAUDITED INTERIM CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
REVENUES:
Vessel revenues, net (Note 9)	$ 6,157	$ 12,424
EXPENSES:
Voyage expenses	1,313	1,417
Vessel operating expenses (Note 10)	5,047	5,580
Depreciation and amortization of deferred charges (Note 5)	3,227	3,444
Loss on sale of vessels (Note 5)	3,435	0
Impairment loss (Note 5)	0	1,087
General and administrative expenses	3,098	3,287
Support agreement costs (Note 3(e))	0	6,750
Management fees (Notes 3(a), 3(b) and 3(d))	651	630
Other operating loss/(income) (Note 6)	39	(4)
Operating loss	(10,653)	(9,767)
OTHER INCOME:
Interest income	217	256
Loss on equity method investment (Note 4)	(20)	(15)
Other income	18	15
Total other income, net	215	256
Net loss	(10,438)	(9,511)
Comprehensive loss	(10,438)	(9,511)
Deemed dividend upon redemption of Series D Preferred Stock (Note 7(c))	(219)	(2)
Loss and comprehensive loss attributable to common stockholders	$ (11,911)	$ (10,321)
Loss per common share, basic (Note 8) (in dollars per share)	$ (39.75)	$ (34.75)
Loss per common share, diluted (Note 8) (in dollars per share)	$ (39.75)	$ (34.75)
Weighted average number of common stock, basic (Note 8) (in shares)	300,527	298,065
Weighted average number of common stock, diluted (Note 8) (in shares)	300,527	298,065
Series C Preferred Stock [Member]
OTHER INCOME:
Dividends	$ (446)	$ (327)
Series D Preferred Stock [Member]
OTHER INCOME:
Deemed dividend upon redemption of Series D Preferred Stock (Note 7(c))	(219)
Dividends	$ (808)	$ (481)